Long-Term Debt (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Debt Instrument [Line Items]
Subordinated debt		₨ 407,531.3	$ 4,890.0	₨ 375,060.0
Others	[1]	6,244,131.6	74,923.6	1,681,587.2
Debt issuance cost		(2,890.9)	(34.7)	(2,210.8)
Total		₨ 6,648,772.0	$ 79,778.9	₨ 2,054,436.4

[1]	Includes securities sold under repurchase agreements amounting to Rs. 90,200.0 million with a stated interest rate of 4.2% per annum for fiscal year ended March 31, 2023 and nil for the fiscal year ended March 31, 2024, under RBI long-term repo operation with a three-year maturity period. Increase in outstanding balance of Long-term debt – other as of March 31, 2024 is essentially on account of the Transaction (Refer note 3).